Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Revenues
Homebuilding	$ 57,101
Real estate services	68,185
Amenities	18,986
Total revenues	144,272
Cost of Sales
Homebuilding	51,013
Real estate services	68,209
Amenities	22,510
Asset impairments	11,422
Total cost of sales	153,154
Gross margin	(8,882)
Other income	(2,294)
Selling, general, and administrative	30,911
Interest expense	16,954
Total S, G & A and other income (expense)	45,571
Loss from continuing operations before income taxes	(54,453)
Income tax benefit from continuing operations	6,140
Income (loss) from continuing operations	(48,313)
Income from discontinued operations, net of tax	1,477
Gain on sale of discontinued operations, net of tax	511
Net income (loss)	(46,325)
Net (loss) income from continuing operations attributable to noncontrolling interests	68
Net income from discontinued operations attributable to noncontrolling interests	732
Net income (loss) attributable to WCI Communities, Inc.	(47,125)
Basic earnings (loss) per share of WCI Communities, Inc.:
Continuing operations (in dollars per share)	$ (4.90)
Discontinued operations (in dollars per share)	$ 0.13
Earnings (loss) per share (in dollars per share)	$ (4.77)
Diluted earnings (loss) per share of WCI Communities, Inc.:
Continuing operations (in dollars per share)	$ (4.90)
Discontinued operations (in dollars per share)	$ 0.13
Earnings (loss) per share (in dollars per share)	$ (4.77)
Weighted average number of shares of common stock outstanding:
Basic (in shares)	9,883
Diluted (in shares)	9,883
Net income (loss) attributable to WCI Communities, Inc.:
Income (loss) from continuing operations	(48,381)
Income from discontinued operations	1,256
Net income (loss) attributable to WCI Communities, Inc.	$ (47,125)